Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Licenses
Licenses
Licenses
	U.S. Cellular	Wireline	Cable	Total
(Dollars in millions)
Balance at December 31, 2015	$1,838	$3	$3	$1,844
Acquisitions	53	–	–	53
Transferred to Assets held for sale	(8)	–	–	(8)
Divestitures	–	(1)	–	(1)
Exchanges - Licenses received	25	–	–	25
Exchanges - Licenses surrendered	(18)	–	–	(18)
Balance at December 31, 2016	1,890	2	3	1,895
Acquisitions	331	–	–	331
Transferred to Assets held for sale	(10)	–	–	(10)
Exchanges - Licenses received	25	–	–	25
Exchanges - Licenses surrendered	(9)	–	–	(9)
Balance at December 31, 2017	$2,227	$2	$3	$2,232

Goodwill
Goodwill
Goodwill
	U.S. Cellular	Wireline	Cable	HMS	Total
(Dollars in millions)
Balance at December 31, 2015	$227	$409	$95	$35	$766
Other	–	–	–	–	–
Balance at December 31, 2016	227	409	95	35	766
Acquisitions	–	–	5	–	5
Loss on impairment	(227)	–	–	(35)	(262)
Balance at December 31, 2017	$–	$409	$100	$–	$509